Submission	Sep. 10, 2024
Submission [Line Items]
Central Index Key	0000874015
Registrant Name	Ionis Pharmaceuticals, Inc.
Registration File Number	333-275741
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES